Condensed Schedule of Investments (U.S. Treasury Notes) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	3.62%	(0.06%)
U.S. Treasury notes, 2.250%, 02/15/2021 [Member[
Investment Holdings [Line Items]
Face Amount	$ 189,080,000
Fair Value as a % of Partners' Capital	34.21%
Fair Value	$ 189,560,086
U.S. Treasury notes, 2.625%, 05/15/2021 [Member[
Investment Holdings [Line Items]
Face Amount	$ 152,900,000
Fair Value as a % of Partners' Capital	27.84%
Fair Value	$ 154,306,561
U.S. Treasury notes, 2.750%, 08/15/2021 [Member[
Investment Holdings [Line Items]
Face Amount	$ 153,640,000
Fair Value as a % of Partners' Capital	28.17%
Fair Value	$ 156,148,653
US Treasury Notes [Member]
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	90.22%	85.66%
Fair Value	$ 500,015,300	$ 540,523,554
U.S. Treasury notes, 1.375%, 02/15/2020 [Member[
Investment Holdings [Line Items]
Face Amount		$ 178,740,000
Fair Value as a % of Partners' Capital		28.32%
Fair Value		$ 178,698,108
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Investment Holdings [Line Items]
Face Amount		$ 184,140,000
Fair Value as a % of Partners' Capital		29.17%
Fair Value		$ 184,089,649
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Investment Holdings [Line Items]
Face Amount		$ 177,840,000
Fair Value as a % of Partners' Capital		28.17%
Fair Value		$ 177,735,797